22. Condensed Financial Information (Parent Company Only) (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Expense
Interest on junior subordinated debentures									$ 650,361	$ 524,696
Income tax expense/benefit									1,738,265	2,909,330
Net income	$ 2,142,603	$ 2,269,732	$ 2,002,654	$ 1,982,543	$ 1,524,620	$ 1,792,949	$ 1,499,513	$ 1,414,216	8,397,532	6,231,298
Parent Company [Member]
Income
Bank subsidiary distributions									4,137,000	3,206,000
Dividends on Capital Trust									19,530	15,757
Total income									4,156,530	3,221,757
Expense
Interest on junior subordinated debentures									650,361	524,696
Administrative and other									356,055	344,657
Total expense									1,006,416	869,353
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									3,150,114	2,352,404
Income tax expense/benefit									207,244	290,224
Income before equity in undistributed net income of subsidiary									3,357,358	2,642,628
Equity in undistributed net income of subsidiary									5,040,174	3,588,670
Net income									$ 8,397,532	$ 6,231,298